Business combinations and investments - Fair value of assets acquired and liabilities assumed (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 02, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 29, 2021 USD ($) Loans	Dec. 31, 2020 USD ($)	Jul. 03, 2021 USD ($)
Business Acquisition [Line Items]
Fair value of consideration	$ 314,895
Assets acquired and liabilities assumed:
Goodwill				$ 49,800	$ 52,135
Escrow deposit	$ 50,000
Interest rate percentage					2.60%
Current portion of long-term debt				15,000	$ 15,000
Paycheck Protection Program, CARES Act
Assets acquired and liabilities assumed:
Interest rate percentage			1.00%
Current portion of long-term debt					$ 1,000
Bioness, Inc | Paycheck Protection Program, CARES Act
Assets acquired and liabilities assumed:
Number of loans | Loans			2
Bioness, Inc | Paycheck Protection Program, CARES Act, Maturing April 10, 2022
Assets acquired and liabilities assumed:
Proceeds from Paycheck Protection Program, CARES Act			$ 3,204
Bioness, Inc | Paycheck Protection Program, CARES Act, Maturing February 5, 2026
Assets acquired and liabilities assumed:
Proceeds from Paycheck Protection Program, CARES Act			$ 2,003
Bioness, Inc
Business Acquisition [Line Items]
Fair value of consideration		$ 91,933
Assets acquired and liabilities assumed:
Cash. cash equivalents and restricted cash		3,143
Accounts receivable		4,124
Cash and cash equivalents		2,143
Inventory		7,318
Prepaid and other current assets		1,947
Property and equipment		673
Intangible assets		87,000
Operating lease assets		3,616
Other assets		132
Accounts payable and accrued liabilities		(11,405)
Other current liabilities		(2,020)
Other liabilities		(4,930)
Net assets acquired		89,598
Goodwill		2,335
Cash and cash equivalents		2,143
Restricted cash acquired		1,000
Escrow deposit		$ 4,207
Harbor Medtech Inc [Member]
Business Acquisition [Line Items]
Fair value of consideration				1,000
Assets acquired and liabilities assumed:
Cash and cash equivalents				1,430
Intangible assets				4,834
Other assets				70
Accounts payable and accrued liabilities				(932)
Other current liabilities				(1,696)
Other liabilities				(697)
Deferred income tax				(266)
IPR&D				1,445
Net assets acquired				4,188
Goodwill				0
Fair value of Harbor's noncontrolling interest				3,188
Cash and cash equivalents				$ 1,430